EQUITY - Schedule of Distributions Made (Details) - USD ($) $ / shares in Units, $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Schedule of Partnership Units [Line Items]
Distributions to Limited Partners			$ 2,920	$ 1,862
Distributions to specified holders	$ 291	$ 0	$ 584	$ 312
Distributions per unit (in dollars per share)	$ 0.3500	$ 0	$ 0.7000	$ 0.3325
Limited partnership units
Schedule of Partnership Units [Line Items]
Distributions to Limited Partners	$ 104	$ 0	$ 209	$ 145
Non-controlling interests | Redeemable/Exchangeable Partnership Units
Schedule of Partnership Units [Line Items]
Distributions to Limited Partners			374	152
Distributions to specified holders	187	0	371	150
Non-controlling interests | Special LP Units
Schedule of Partnership Units [Line Items]
Distributions to specified holders	0	0	3	2
Non-controlling interests | Exchange LP Units
Schedule of Partnership Units [Line Items]
Distributions to specified holders	0	0	0	1
Non-controlling interests | FV LTIP Units
Schedule of Partnership Units [Line Items]
Distributions to specified holders	0	0	1	1
Non-controlling interests | BPYU Units
Schedule of Partnership Units [Line Items]
Distributions to Limited Partners				13
Distributions to specified holders	$ 0	$ 0	$ 0	$ 13